Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Summary of Status of Non-vested Shares

A summary of the status of the Company’s non-vested shares as of December 31, 2025, is presented below:

	Number of shares	Weighted average grant date fair value per non-vested share
Non-vested, January 1, 2025	-	-
Granted	3,106,929	2.55
Vested	(1,129,091)	(2.55)
Forfeited	(16,666)	(2.55)
Non-vested, December 31, 2025	1,961,172	2.55